Schedule of level 3 instruments (Details) - Level 3 of fair value hierarchy [member] $ in Thousands	12 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Balance at July 1, 2025
Purchases / issues	(5,324)
Settlements / disposals	(105)
Gains / (losses) recognized in profit or loss	(7,366)
Gains / (losses) recognized in OCI
Transfers into / out of Level 3
Balance at June 30, 2026	(12,795)
Unlisted Equity Investment [Member]
IfrsStatementLineItems [Line Items]
Balance at July 1, 2025
Purchases / issues	5,000
Settlements / disposals	(105)
Gains / (losses) recognized in profit or loss	(550)
Gains / (losses) recognized in OCI
Transfers into / out of Level 3
Balance at June 30, 2026	4,345
Warrant Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at July 1, 2025
Purchases / issues	(10,324)
Settlements / disposals
Gains / (losses) recognized in profit or loss	(6,816)
Gains / (losses) recognized in OCI
Transfers into / out of Level 3
Balance at June 30, 2026	$ (17,140)